Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 8,522,849	S/ 9,660,877
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities		1,769,403
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	1,068,838	616,029
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	3,685,027	6,163,587
2023 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 3,768,984	S/ 1,111,858